Consolidated Interim Statements of Stockholders' Deficiency (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
IfrsStatementLineItems [Line Items]
Beginning balance			$ (4,461,230)	$ (6,787,233)
Issuance of common stock			31,351,120	253,205
Impact of change in functional currency			309,737
Stock issuance costs			(2,658,064)
Stock issued for debt settlement			372,853	255,578
Stock issued for services				765,576
Stock issued for prepaid services			118,491
RSU grants and vesting			112,510	36,900
Warrants exercised			641,935	2,493,988
Options exercised			71,343	136,971
Finder’s warrants issued
Stock to be issued for services			51,208
Equity to be issued for settlement agreement			223,893
RSUs to be issued			971,621
Conversion of debentures				522,519
Warrants issued for loan				152,751
Options issued			305,193	108,775
Warrants issued				15,616
Comprehensive loss	$ (4,096,807)	$ 5,513,386	(6,706,622)	(2,115,085)
Ending balance	20,703,988	(11,747,636)	20,703,988	(11,747,636)
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Beginning balance			$ 1,828	$ 1,253
Beginning balance, shares			185,169,793	125,339,156
Issuance of common stock			$ 1,405	$ 129
Issuance of common stock, shares			179,194,841	13,021,992
Stock issuance costs
Stock issued for debt settlement			$ 24	$ 54
Stock issued for debt settlement, shares			3,000,000	5,462,740
Stock issued for services				$ 31
Stock issued for services, shares				3,130,591
Stock issued for prepaid services			$ 7
Stock issued for prepaid services, shares			909,090
RSU grants and vesting			$ 6	$ 2
RSU grants and vesting, shares			700,000	150,000
Warrants exercised			$ 36	$ 237
Warrants exercised, shares			4,155,750	26,219,647
Options exercised			$ 6	$ 8
Options exercised, shares			725,000	780,000
Finder’s warrants issued
Stock to be issued for services
Equity to be issued for settlement agreement
RSUs to be issued
Conversion of debentures				$ 22
Conversion of debentures, shares				2,160,000
Warrants issued for loan
Options issued
Warrants issued
Comprehensive loss
Ending balance	$ 3,312	$ 1,736	$ 3,312	$ 1,736
Ending balance, shares	373,854,474	176,264,126	373,854,474	176,264,126
Share premium [member]
IfrsStatementLineItems [Line Items]
Beginning balance			$ 32,175,293	$ 26,331,369
Issuance of common stock			29,096,180	268,418
Impact of change in functional currency
Stock issuance costs			(2,658,064)
Stock issued for debt settlement			390,997	255,524
Stock issued for services				765,545
Stock issued for prepaid services			118,484
RSU grants and vesting			92,165	36,898
Warrants exercised			936,689	2,478,870
Options exercised			120,141	300,729
Finder’s warrants issued			(1,782,560)
Stock to be issued for services
Equity to be issued for settlement agreement
RSUs to be issued
Conversion of debentures				522,497
Warrants issued for loan				152,751
Options issued				108,775
Warrants issued				15,616
Comprehensive loss
Ending balance	$ 58,489,325	$ 31,236,992	58,489,325	31,236,992
Warrant and option reserve [member]
IfrsStatementLineItems [Line Items]
Beginning balance			1,040,779	1,177,099
Issuance of common stock			2,253,535
Impact of change in functional currency			309,737
Stock issuance costs
Stock issued for debt settlement
Stock issued for prepaid services
RSU grants and vesting			27,789
Warrants exercised			(294,790)
Options exercised			(57,716)	(163,766)
Finder’s warrants issued			1,782,560
Stock to be issued for services
Equity to be issued for settlement agreement
RSUs to be issued
Options issued			305,193
Comprehensive loss
Ending balance	5,367,087	1,013,333	5,367,087	1,013,333
Receivables for equity issued [member]
IfrsStatementLineItems [Line Items]
Beginning balance			(1,193,641)
Issuance of common stock
Impact of change in functional currency
Stock issuance costs
Stock issued for debt settlement			(18,168)
Stock issued for services
Stock issued for prepaid services
RSU grants and vesting
Warrants exercised
Options exercised
Finder’s warrants issued
Stock to be issued for services
Equity to be issued for settlement agreement			49,800
RSUs to be issued
Conversion of debentures
Warrants issued for loan
Options issued
Comprehensive loss
Ending balance	(1,162,009)		(1,162,009)
Obligation to issue shares [member]
IfrsStatementLineItems [Line Items]
Beginning balance			7,450	15,342
Issuance of common stock				(15,342)
Impact of change in functional currency
Stock issuance costs
Stock issued for debt settlement
Stock issued for services
Stock issued for prepaid services
RSU grants and vesting			(7,450)
Warrants exercised				9,558
Options exercised			6,574
Finder’s warrants issued
Stock to be issued for services			51,208
Equity to be issued for settlement agreement			174,093
RSUs to be issued			971,621
Conversion of debentures
Warrants issued for loan
Options issued
Comprehensive loss
Ending balance	1,203,496	9,558	1,203,496	9,558
Shares to be cancelled [member]
IfrsStatementLineItems [Line Items]
Beginning balance			5,323
Issuance of common stock
Impact of change in functional currency
Stock issuance costs
Stock issued for debt settlement
Stock issued for services
Stock issued for prepaid services
RSU grants and vesting
Warrants exercised				5,323
Options exercised			2,338
Finder’s warrants issued
Stock to be issued for services
Equity to be issued for settlement agreement
RSUs to be issued
Conversion of debentures
Warrants issued for loan
Options issued
Comprehensive loss
Ending balance	7,661	5,323	7,661	5,323
Accumulated other comprehensive income [member]
IfrsStatementLineItems [Line Items]
Beginning balance			(847,412)	(490,172)
Issuance of common stock
Impact of change in functional currency
Stock issuance costs
Stock issued for debt settlement
Stock issued for services
Stock issued for prepaid services
RSU grants and vesting
Warrants exercised
Options exercised
Finder’s warrants issued
Stock to be issued for services
Equity to be issued for settlement agreement
RSUs to be issued
Conversion of debentures
Warrants issued for loan
Options issued
Comprehensive loss			(2,356,818)	(119,650)
Ending balance	(3,204,230)	(609,822)	(3,204,230)	(609,822)
Retained earnings [member]
IfrsStatementLineItems [Line Items]
Beginning balance			(35,650,850)	(33,822,124)
Issuance of common stock
Impact of change in functional currency
Stock issuance costs
Stock issued for debt settlement
Stock issued for services
Stock issued for prepaid services
RSU grants and vesting
Warrants exercised
Options exercised
Finder’s warrants issued
Stock to be issued for services
Equity to be issued for settlement agreement
RSUs to be issued
Conversion of debentures
Warrants issued for loan
Options issued
Comprehensive loss			(4,349,804)	(1,995,435)
Ending balance	$ (40,000,654)	$ (35,817,559)	$ (40,000,654)	$ (35,817,559)